Consolidated Statements of Financial Position	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Current assets:
Cash	$ 3,259,000		$ 15,361,000
Marketable securities	605,000	$ 2,675,000	2,675,000
Accounts receivable	322,000		827,000
Prepaid expenses and deposits	502,000		785,000
Total current assets	4,688,000		19,648,000
Non-current assets:
Restricted cash	130,000		165,000
Accounts receivable	50,000		0
Prepaid expenses and deposits	266,000		243,000
Property and equipment	1,191,000		1,222,000
Mineral property interests	160,693,000		160,772,000
Total noncurrent assets	162,330,000	162,402,000
Total assets	167,018,000		182,050,000
Current liabilities:
Accounts payable and accrued liabilities	1,888,000		3,280,000
Lease liability	104,000		55,000
Flow-through share premium liability	3,124,000		7,644,000
Advances received for exploration	0		316,000
Total current liabilities	5,116,000	11,295,000
Non-current liabilities:
Lease liability	357,000		193,000
Provision for site reclamation and closure	4,190,000		4,290,000
Total liabilities	9,663,000		15,778,000
Equity:
Share capital	295,464,000		294,710,000
Share option and warrant reserve	18,640,000		11,521,000
Deficit	(156,749,000)		(139,959,000)
Total equity	157,355,000	$ 166,272,000	166,272,000
Total liabilities and equity	$ 167,018,000		$ 182,050,000